UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

ETF Industry Exposure & Financial Services ETF

Schedule of Investments

February 28, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.8%

Financials — 98.2%
Ameriprise Financial	920	$121,100
Bank of New York Mellon	2,064	108,319
BlackRock, Cl A	1,040	460,949
Cboe Global Markets	2,288	219,442
Charles Schwab	9,840	452,738
Citigroup	648	41,459
CME Group, Cl A	512	93,138
Cowen, Cl A *	2,624	40,619
Deutsche Bank	4,144	38,291
Deutsche Boerse	264	33,399
E*TRADE Financial	768	37,624
FactSet Research Systems	472	111,000
Flow Traders	7,056	204,885
Franklin Resources	1,128	36,784
Goldman Sachs Group	1,376	270,659
Interactive Brokers Group, Cl A	608	33,580
Intercontinental Exchange	4,440	342,546
Invesco	24,400	472,140
Investment Technology Group	1,072	32,406
Janus Henderson Group	1,680	41,160
JPMorgan Chase	2,344	244,620
Legg Mason	1,352	39,546
London Stock Exchange Group	4,264	255,618
LPL Financial Holdings	560	42,230
Manulife Financial	2,352	39,702
MarketAxess Holdings	160	39,021
Morgan Stanley	856	35,935
Morningstar	304	38,474
MSCI, Cl A	2,800	517,216
Nasdaq	2,760	252,733
Nomura Holdings	24,800	95,930
Northern Trust	1,160	108,112
Principal Financial Group	776	40,848
S&P Global	2,376	476,079
SEI Investments	2,128	112,252
State Street	6,432	462,268
TD Ameritrade Holding	1,984	111,759
Thomson Reuters	672	36,564
UBS Group	2,736	34,665
US Bancorp	2,064	106,688
Virtu Financial, Cl A	9,224	231,891
Virtus Investment Partners	1,280	130,957
WisdomTree Investments	61,152	475,762
		7,121,108
Information Technology — 0.6%
Envestnet *	688	41,975

Total Common Stock
(Cost $7,290,018)		7,163,083

Total Investments - 98.8%
(Cost $7,290,018)		$7,163,083

Percentages are based on Net Assets of $7,249,139.

*	Non-income producing security.

Cl — Class

As of February 28, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMQ-QH-002-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2019

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2019